Segment Reporting - Summary of Total Long Lived Assets By Geographical Location (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 134,502	$ 20,613	¥ 100,268
PRC
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	106,087	16,258	93,454
United States
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 28,415	$ 4,355	¥ 6,814